Inventories, Net (Tables)	12 Months Ended
Sep. 30, 2025
Inventories, Net [Abstract]
Schedule of Inventories

The components of inventories were as follows of September 30, 2025, and 2024:

	2025	2024
Smartphones	$12,725,500	$645,832
Tablets	273,956	570,441
Laptops and other	1,774,255	2,625,799
Less: Inventory Impairment	(105,176)	-
Total inventories, net	$14,668,535	$3,842,072